Equity - Summary of equity (Details) - EUR (€) € in Millions	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Share capital and share premium
- Share capital	€ 31	€ 31
- Share premium	17,116	17,116
Total share capital and share premium	17,148	17,148
Other reserves
Revaluation reserve: Cash flow hedge	(1,199)	(1,693)
Revaluation reserve: Credit liability	(20)	(15)
Revaluation reserve: Property in own use	146	161
Net defined benefit asset/liability remeasurement reserve	(341)	(333)
Currency translation reserve	(2,798)	(1,986)
Share of associates and joint ventures and other reserves	2,265	2,607
Treasury shares	(2,746)	(765)		€ (1,994)
Non-controlling interests	(3,158)	(687)
Retained earnings	38,300	36,243
Shareholders’ equity (parent)	52,290	52,703	€ 54,689
Non-controlling interests	1,031	995
Total equity	53,321	53,698	€ 55,505	€ 55,628
Equity securities at FVOCI
Other reserves
Revaluation reserve: Equity securities and Debt instruments at FVOCI	1,838	1,816
Debt instruments at FVOCI
Other reserves
Revaluation reserve: Equity securities and Debt instruments at FVOCI	€ (302)	€ (479)